INCOME TAX MATTERS (Details 1) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Income Tax Matters
Deferred tax asset	€ 11,855	€ 10,940
Deferred tax liability	€ (1,286)	€ (1,265)